Lease (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease	$ 429,932	$ 547,186	$ 703,524	$ 859,861
Operating lease liability	$ 576,705	710,515	$ 900,000
Lease term	2 years 9 months 18 days
Lease liability	$ 600,000	$ 700,000